Intangible Assets, Net - Schedule of Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	¥ 5,116
2025	5,116
2026	5,116
2027	1,358
2028	104
Thereafter	276
Net book value	¥ 17,086	¥ 22,203